Share-based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation

18.  Share-based Compensation

Share-based compensation recognized in costs and expenses for the years ended December 31, 2018, 2019 and 2020 are as follows (in thousands):

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenues	3,750	5,173	2,613	400
Sales and marketing expenses	2,360	1,402	1,764	270
General and administrative expenses	5,072	4,041	3,648	560
Technology and product development expenses	2,807	1,243	1,358	208
Total	13,989	11,859	9,383	1,438

The Group recognized share-based compensation, net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards. There was no income tax benefit recognized in the consolidated statements of comprehensive income/(loss) for share-based compensation and the Group did not capitalize any of the share-based compensation as part of the cost of any asset in the years ended December 31, 2018, 2019 and 2020.

For the years ended December 31, 2018, 2019 and 2020, the Group recognized share-based compensation net of forfeitures for options and restricted share unit of RMB14.0 million, RMB11.9 million and RMB9.4 million (US$1.4 million), respectively.

Share Options of the Company

In June 2008, the Company adopted the Share Option Scheme (the “June 2008 Scheme”) that provides for the granting of options to employees, directors and consultants to attract and retain the best available personnel and promote the success of the Group’s business, which terminated automatically in June 2018. In June 2018, the Company adopted another Share Option Scheme (the “June 2018 Scheme”), whose main clauses are the same with the June 2008 Scheme. The schemes permit the grant of options to its eligible recipients for up to 10% of the ordinary shares in issue (the “Limit”) on the effective dates of the schemes. The total number of ordinary shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the schemes and any other share option schemes of the Company shall not exceed 30% of the ordinary shares in issue from time to time. The Company may seek approval from its shareholders to refresh the Limit provided that the Limit as refreshed shall not exceed 10% of the ordinary shares of the Company in issue as at the date of approval, and options previously granted will not be counted for the purpose of calculating the Limit as refreshed. Any outstanding option lapse in accordance with the terms of the schemes will not be counted for the purpose of calculating the Limit. Option awards are granted with an exercise price determined by the board of directors. Those option awards vest over a period of four years and expire in ten years.

In January 2018, the Company granted 3,314,500 share options to two non-employees for the content related consulting services provided by them, which would vest over a period of four years and expire in ten years. The share-based awards to nonemployees are accounted for based on the fair value of the consideration received or the fair value of the award issued, whichever is more reliably measurable. The Company applies the guidance in ASU 2018-07 Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting to account for share options granted to non-employees based on the grant date fair value beginning from January 1, 2019.

18.  Share-based Compensation (Continued)

Share Options of the Company (Continued)

A summary of the Company’s share option activities for the years ended December 31, 2018, 2019 and 2020 is presented below:

		Weighted	Weighted Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2018	39,288,939	0.42	6.7	15.3
Granted	3,719,500	0.56
Forfeited and expired	(3,933,599)	0.47
Exercised	(4,823,106)	0.12		2.3
Outstanding as of December 31, 2018	34,251,734	0.47	6.4	—
Granted	15,794,018	0.48
Forfeited and expired	(7,128,379)	0.49
Exercised	(174,373)	0.43		—
Outstanding as of December 31, 2019	42,743,000	0.47	6.4	—
Granted	11,330,103	0.19
Forfeited and expired	(1,847,750)	0.48
Exercised	—	—		—
Outstanding as of December 31, 2020	52,225,353	0.41	6.2	—
Exercisable as of December 31, 2020	30,031,236	0.47	4.2	—
Vested and expected to vest as of December 31, 2020	41,440,258	0.43	5.5	—

The aggregate intrinsic value of options outstanding, exercisable and vested and expected to vest as of December 31, 2020 was calculated as the difference between the Company’s closing stock price of US$1.20 per ADS, or US$0.15 per share as of that date, and the exercise price of the underlying options. The aggregate intrinsic value of options exercised was calculated as the difference between the market value on the date of exercise and the exercise price of the underlying options.

As disclosed in Note 2(z), the Company’s share-based compensation is measured at the value of the award as calculated under the Black-Scholes option pricing model. The Company estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. The Company has no history or expectation of paying regular dividends on its ordinary shares. The Company estimated the expected term based on the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the U.S. Treasury securities with an estimated country-risk differential as of the valuation date. The key assumptions used in determining the fair value of options granted during the years ended December 31, 2018, 2019 and 2020 are as follows:

For the Years Ended December 31,
	2018	2019	2020
Expected volatility rate	56.76%-57.10%	55.92%-77.98%	58.59%-74.15%
Expected dividend yield	—	—	—
Expected term (years)	2.50-6.16	1.00-6.16	0.50-6.16
Risk-free interest rate (per annum)	0.91%-2.09%	2.33%-3.12%	1.14%-2.37%

The weighted-average grant date fair value of options granted for the years ended December 31, 2018, 2019 and 2020 were US$0.48, US$0.20 and US$0.12, respectively.

As of December 31, 2020, there was RMB6.7 million (US$1.0 million) of unrecognized share-based compensation for options, adjusted for estimated forfeitures. The unrecognized share-based compensation is expected to be recognized over a weighted-average period of 3.0 years.

18.  Share-based Compensation (Continued)

Share-based Awards of the Company’s Subsidiaries, VIEs and Subsidiaries of the VIEs

One of the Company’s subsidiaries, Fread Limited, adopted a restricted share unit scheme in March 2018 to grant a total of 2,000,000 restricted share units to employees (the “2018 Fread RSU Scheme”). As of December 31, 2020, 920,000 restricted share units of Fread Limited have been granted under the 2018 Fread RSU Scheme. For the years ended December 31, 2019 and 2020, Fread Limited recognized share-based compensation net of forfeitures of RMB3.8 million and RMB0.3 million (US$0.04 million), respectively.